Condensed Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 53,571,000	$ 1,123,864
Accounts receivable, related party	349,000	30,139
Prepaid expenses	707,000	42,562
Total current assets	54,627,000	1,196,565
Property and equipment, net	34,000	26,646
Other long-term assets	150,000	150,000
Prepaid expenses		149,949
Other long-term assets, related party	5,000	4,680
Total assets	54,816,000	1,377,840
Current liabilities:
Accounts payable and accrued expenses	4,469,000	832,933
Accounts payable, related party	1,062,000	134,563
Convertible notes payable, related party, current		2,035,565
Other current liabilities		12,786
Total current liabilities	5,531,000	3,015,847
Convertible notes payable, related party		493,418
Other long-term liabilities	391,000	1,294,559
Other long-term liabilities, related party		7,500
Total liabilities	$ 5,922,000	$ 4,811,324
Commitments and contingencies (Note 8)
Stockholders' equity (deficit):
Preferred stock value
Common stock value	$ 1,000
Additional paid-in capital	57,040,000	$ 236,961
Accumulated deficit	(8,147,000)	(3,671,266)
Total stockholders' equity (deficit)	48,894,000	(3,433,484)
Total liabilities and stockholders' equity (deficit)	$ 54,816,000	1,377,840
Scenario, Previously Reported [Member]
Stockholders' equity (deficit):
Common stock value		41
Additional paid-in capital		$ 237,741